Long-Term Debt and Loans Payable to Related Parties - Schedule of Long-term Debt (Details) - SayMedia, Inc [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Unamortized issuance costs and discount	$ (11,667)	$ (16,950)	$ (423,679)
Debt, Total	8,095,708	8,160,846	28,725,500
Current portion	1,057,840	1,700,846	26,825,500
Debt, non-current portion		6,210,000	1,250,000
Bank Note [Member]
Debt, Total		1,101,602
Vendor Note [Member]
Debt, Total	131,378	431,378	798,044
Loans Payable to Related Parties [Member]
Debt, Total	7,037,868	6,460,000
Factoring Note [Member]
Debt, Total	902,270
Interest and Fees Accrued as Debt [Member]
Debt, Total	$ 35,859	$ 184,816	1,612,986
Opus Bank [Member]
Debt, Total			25,238,149
Silicon Valley Bank [Member]
Debt, Total
Related Parties [Member]
Debt, Total			$ 1,500,000